Filed with the Securities and Exchange Commission on February 14, 2019

Securities Act of 1933 File No. 333-168569

Investment Company Act of 1940 File No. 811-22447

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 114	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 115	[X]

(Check Appropriate Box or Boxes)

EQUINOX FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

17645 Wright Street

Suite 200

Omaha, NE 68130

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (302) 791-1851

The Corporation Trust Company

Corporation Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copies to:

John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[X]       immediately upon filing pursuant to paragraph (b)

[_]       on (date) pursuant to paragraph (b)

[_]       60 days after filing pursuant to paragraph (a)(1)

[_]       on (date) pursuant to paragraph (a)(1)

[_]       75 days after filing pursuant to paragraph (a)(2)

[_]       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Equinox Funds Trust

Equinox Ampersand Strategy Fund

This Post-Effective Amendment No. 114 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 112 to the Trust’s Registration Statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on January 28, 2019 (SEC Accession No. 0001193125-19-018955).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 114 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 114 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Princeton, State of New Jersey on February 14, 2019.

EQUINOX FUNDS TRUST

By: /s/ Robert J. Enck

Robert J. Enck, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	Trustee	February 14, 2019
David P. DeMuth*

	Trustee	February 14, 2019
Kevin R. Green*

	Trustee	February 14, 2019
Jay Moorin*

/s/ Robert J. Enck	Trustee, President and Principal Executive Officer	February 14, 2019
Robert J. Enck

/s/ Laura Latella	Treasurer and Principal Financial Officer	February 14, 2019
Laura Latella*

* By: /s/ Robert J. Enck

Robert J. Enck

Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase